Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Historical Cost and Redemption Values for the Non-Controlling Interests

The table below details the historical cost and redemption values for the non-controlling interests (in millions):

	As of December 31,
	2010	2009
OP units outstanding (millions)	10.5	11.7
Market price per Host Inc. common share	$17.87	$11.67
Shares issuable upon conversion of one OP unit	1.021494	1.021494
Redemption value (millions)	$191	$139
Historical cost (millions)	$101	$113
Book value (millions) (1)	$191	$139

(1)	The book value recorded is equal to the greater of the redemption value or the historical cost.

Components of Total Accumulated Other Comprehensive Income in the Balance Sheets

Other Comprehensive Income

The components of total accumulated other comprehensive income in the balance sheets are as follows (in millions):

	2010	2009
Gain on forward currency contracts	$7	$2
Foreign currency translation	18	10

Total accumulated other comprehensive income	$25	$12

Earnings (Loss) Per Common Share

Host Inc. Earnings (Loss) Per Common Share

Basic earnings (loss) per common share is computed by dividing net income (loss) available to common stockholders by the weighted average number of shares of Host Inc. common stock outstanding. Diluted earnings (loss) per common share is computed by dividing net income (loss) available to common stockholders as adjusted for potentially dilutive securities, by the weighted average number of shares of Host Inc. common stock outstanding plus other potentially dilutive securities. Dilutive securities may include shares granted under comprehensive stock plans, other non-controlling interests that have the option to convert their limited partnership interests to common OP units and convertible debt securities. No effect is shown for any securities that are anti-dilutive.

	Year ended December 31,
	2010	2009	2008
	(in millions, except per share amounts)
Net income (loss)	$(132)	$(258)	$414
Net (income) loss attributable to non-controlling interests	2	6	(19)
Dividends on preferred stock	(4)	(9)	(9)
Issuance costs of redeemed preferred stock (1)	(4)	—	—

Earnings (loss) available to common stockholders	(138)	(261)	386
Assuming deduction of gain recognized for the repurchase of 2004 Debentures (2)	—	(2)	(8)

Diluted earnings (loss) available to common stockholders	$(138)	$(263)	$378

Basic weighted average shares outstanding	656.1	586.3	521.6
Assuming weighted average shares for the repurchased 2004 Debentures	—	.9	5.4
Assuming distribution of common shares granted under the comprehensive stock plan, less shares assumed purchased at market price	—	—	.4

Diluted weighted average shares outstanding (3)	656.1	587.2	527.4

Basic earnings (loss) per share	$(.21)	$(.45)	$.74
Diluted earnings (loss) per share	$(.21)	$(.45)	$.72

(1)	Represents the original issuance costs associated with the Class E preferred stock, which were redeemed during 2010.
(2)

During 2009 and 2008, we repurchased $75 million and $100 million face amount, respectively, of our $500 million 3 1/4% exchange able senior debentures (the “2004 Debentures”) with a carrying value of $72 million and $96 million for approximately $69 million and $82 million, respectively. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009 and 2008. The 2004 Debentures repurchased during 2009 and 2008 are treated as having been converted to Host Inc. common stock equivalents at the start of the period. Accordingly, the 2009 and 2008 adjustments to net income related to the repurchased 2004 Debentures include a $3 million and $14 million gain, respectively, net of interest expense on the repurchased debentures.

(3)	There are 53 million potentially dilutive shares for our exchangeable senior debentures and shares granted under comprehensive stock plans which were not included in the computation of diluted EPS as of December 31, 2010 because to do so would have been anti-dilutive for the period. See Note 4 – “Debt” for the terms and conditions of our exchangeable senior debentures and Note 8 – “Employee Stock Plans” for the terms and conditions of our comprehensive stock plans.

Earnings (Loss) Per Common Unit

Host L.P. Earnings (Loss) Per Common Unit

Basic earnings per common unit is computed by dividing net income available to common unitholders by the weighted average number of common units outstanding. Diluted earnings (loss) per common unit is computed by dividing net income (loss) available to common unitholders as adjusted for potentially dilutive securities, by the weighted average number of common units outstanding plus other potentially dilutive securities. Dilutive securities may include units distributed to Host Inc. to support Host Inc. common shares granted under comprehensive stock plans, other non-controlling interests that have the option to convert their limited partnership interests to common OP units and convertible debt securities. No effect is shown for any securities that are anti-dilutive.

	Year ended December 31,
	2010	2009	2008
	(in millions, except per unit amounts)
Net income (loss)	$(132)	$(258)	$414
Net (income) loss attributable to non-controlling interests	—	1	(3)
Distributions on preferred OP units	(4)	(9)	(9)
Issuance costs of redeemed preferred OP units(1)	(4)	—	—

Earnings (loss) available to common unitholders	(140)	(266)	402
Assuming deduction of gain recognized for the repurchase of 2004 Debentures(2)	—	(2)	(8)

Diluted earnings (loss) available to common unitholders	$(140)	$(268)	$394

Basic weighted average units outstanding	653.0	598.3	541.8
Assuming weighted average units for the repurchased 2004 Debentures	—	.9	5.4
Assuming distribution of units to Host Inc. for Host Inc. common shares granted under the comprehensive stock plan, less shares assumed purchased at market price	—	—	.4

Diluted weighted average units outstanding(3)	653.0	599.2	547.6

Basic earnings (loss) per unit	$(.21)	$(.44)	$.74
Diluted earnings (loss) per unit	$(.21)	$(.45)	$.72

(1)	Represents the original issuance costs associated with the Class E preferred OP units, which were redeemed during 2010.
(2)

During 2009 and 2008, we repurchased $75 million and $100 million face amount, respectively, of our $500 million 3 1/4% exchange able senior debentures (the “2004 Debentures”) with a carrying value of $72 million and $96 million for approximately $69 million and $82 million, respectively. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009 and 2008. The 2004 Debentures repurchased during 2009 and 2008 are treated as having been converted to common unit equivalents at the start of the period. Accordingly, the 2009 and 2008 adjustments to net income related to the repurchased 2004 Debentures include a $3 million and $14 million gain, respectively, net of interest expense on the repurchased debentures.

(3)	There are 51 million potentially dilutive units for our exchangeable senior debentures and for units distributable to Host Inc. for Host Inc. shares granted under comprehensive stock plans which were not included in the computation of diluted earnings per unit as of December 31, 2010 because to do so would have been anti-dilutive for the period. See Note 4 – “Debt” for the terms and conditions of our Exchangeable Senior Debentures and Note 8 – “Employee Stock Plans” for the terms and conditions of Host Inc.’s comprehensive stock plans.